Business Segment Information - Consolidated Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 2,129,046	[1]	$ 2,264,909	[1]
Operating Segments [Member]
Segment Reporting Information [Line Items]
Assets	1,819,575		1,868,934
Asset And Liability Management Activities [Member]
Segment Reporting Information [Line Items]
Assets	611,793		641,494
Equity Investment Income [Member]
Segment Reporting Information [Line Items]
Assets	7,002		34,272
Liquidating Businesses [Member]
Segment Reporting Information [Line Items]
Assets	29,741		43,291
Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Assets	(495,439)		(460,107)
Other Adjustment [Member]
Segment Reporting Information [Line Items]
Assets	$ 156,374		$ 137,025

[1]	Total assets include long-lived assets, which are primarily located in the U.S.